FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending: 12/31/99   (b)


Is this a transition report?: (Y/N)      _N_


Is this an amendment to a previous filing? (Y/N)   _N_


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.   Registrant Name:Pruco Life Variable Insurance Account

     B.   File Number: 811-3603

     C.   Telephone Number:973-802-6000

2.   A.  Street:213 Washington Street
     B.  City: Newark       C.  State: NJ  D.  Zip Code:07102  Zip Ext:2992
     E.  Foreign Country:                      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N) _N_

4.   Is this the last filing on this form by Registrant?(Y/N) _N_

5.   Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6.   Is  Registrant  a unit  investment  trust(UIT)?(Y/N)  _Y_
          (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N) _N_
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period? ______________________

SCREEN NUMBER:  01      PAGE NUMBER: 01

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For period ending   12/31/99            If filing more than one
File number 811- 3603                   Page 2, "X":


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                       Is this the
 Series                                                last filing
 Number              Series Name                     for this series?
 ------              -----------                     ----------------
    1                                                    (Y/N)








SCREEN NUMBER:  02      PAGE NUMBER: 02


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(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99              If filing more than one
File number 811- 3603                   Page 47, "X":


UNIT INVESTMENT TRUSTS

111.* A. Depositor Name: Pruco Life Insurance Company
      B. File Number (If any): ______________________
      C. City: Newark    State: NJ      Zip Code: 07102 Zip Ext: 3777
         Foreign Country: __________    Foreign Postal Code:

111.* A. Depositor Name:
      B. File Number (If any): ______________________
      C. City: ______    State: __      Zip Code: ______ Ext: ____
         Foreign Country: __________    Foreign Postal Code:

112.* A. Sponsor Name:
      B. File Number (If any):
      C. City: ________  State:         Zip Code: _____  Zip Ext:
         Foreign Country: __________    Foreign Postal Code:


112.* A. Sponsor Name:
      B. File Number (If any):
      C. City: ________  State:         Zip Code: _____ Zip Ext:
         Foreign Country: __________    Foreign Postal Code:





SCREEN NUMBER: 55 PAGE NUMBER: 47


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For period ending   12/31/99            If filing more than one
File number 811- 3603                   Page 48, "X":


113.  A. Trustee Name:
      B. City: ________  State:         Zip Code: _____ Zip Ext:
         Foreign Country: __________    Foreign Postal Code:

113.  A. Trustee Name:
      B. City: ________  State:         Zip Code: _____ Zip Ext:
         Foreign Country: __________    Foreign Postal Code:

114.  A. Principal Underwriter Name:
 *    B. File Number: 8- _______
      C. City: ________  State:         Zip Code:_____  Zip Ext:
      D. Foreign Country: __________    Foreign Postal Code:

114.  A. Principal Underwriter Name:
 *    B. File Number: 8- _______
      C. City: ________  State:         Zip Code:_____  Zip Ext:
      D. Foreign Country: __________    Foreign Postal Code:

115.  A. Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP
 *    B. City: New York  State: NY      Zip Code: 10036 Zip Ext:
         Foreign Country: _________     Foreign Postal Code:

115.  A. Independent Public Accountant Name:
      B. City: New York  State:         Zip Code: _____ Zip Ext:
         Foreign Country: _________     Foreign Postal Code:




SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/99              If filing more than one
File number 811- 3603                   Page 49, "X":


116. A.   Is Registrant part of a family of investment companies?(Y/N)
 *         _Y_

     B. Identify the family in 10 letters: PRUDENTIAL (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company?(Y/N) * _Y_.

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contracts?(Y/N): _N_.

     C.   Scheduled premium variable life contracts?(Y/N): _N_.

     D.   Flexible premium variable life contracts?(Y/N): _Y_.

     E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N) _N_.

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _0_


119. State the number of new series for which registration statements under
 *   the Securities Act of 1933 became effective during the period
      _____________________________________

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
      _____________________________________

121. State the number of series for which a current prospectus was in_0_ existence at the end of the period

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period _1_.


SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/99              If filing more than one
File number 811- 3603                   Page 50, "X":

123. State the total value of the additional units considered in* answering item 122 ($000's omitted) $(27,534)

124.  State the total value of units prior series that were placed in
 * the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) _________

125.  State the total dollar amount of sales loads collected (before
 * reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $__000___

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted $__000___

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                   Number of    Total Assets      Total Income
                                    Series        ($000's        Distributions
                                   Investing      omitted)      ($000's omitted)
                                   ---------      --------      ----------------

A.    U.S. Treasury direct issue
B.    U.S. Government agency
C.    State and municipal tax-free
D.    Public utility debt
E.    Brokers or dealers debt or
      debt of brokers' or dealers'
      parent
F.    All other corporate intermed.
      & long term debt
G.    All other corporate short-
      term debt
H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers
I.    Investment company equity
      securities
J.    All other equity securities       1          416,128
K.    Other securities
L.    Total assets of all series of                416,128
      registrant



SCREEN NUMBER: 58 PAGE NUMBER: 50


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For period ending 12/31/99              If filing more than one
File number 811- 3603                   Page 51, "X":

128. Is the timely payment of principal and interest on any of the portfolio
 * securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) _____

129. Is the issuer of any instrument covered in item 128 delinquent or in
 * default as to payment of principal or interest at the end of the current period?(Y/N) ________________.

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) ________________.


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) __$883__


132. List the "811" (Investment Company Act of 1940) registration number for all
 *   Series of Registrant that are being included in this filing:


     811- 3603               811-                  811-                    811-
     811-                    811-                  811-                    811-
     811-                    811-                  811-                    811-
     811-                    811-                  811-                    811-
     811-                    811-                  811-                    811-
     811-                    811-                  811-                    811-
     811-                    811-                  811-                    811-
     811-                    811-                  811-                    811-



SCREEN NUMBER: 59       PAGE NUMBER:51


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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /S/ Dennis G. Sullivan  WITNESS: /S/ William Sues

        Dennis G. Sullivan                William Sues
        Vice President                    Director, Separate Accounts